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                                          February 9, 2010



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                        Met Investors Series Trust (the "Trust")
                          -Registration Statement on Form N-1A
                                   File No. 333-48456
                                    CIK - 0001126087

Ladies and Gentlemen:

         Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A (the "Amendment"). The purposes of this Amendment are first to register Class A and Class B, Class C and Class E shares of the following new Portfolio of the Trust: Met/Eaton Vance Floating Rate Portfolio. Secondly, the Amendment contains the statutory prospectus for the Met/Eaton Vance Floating Rate Portfolio as well as the statutory prospectuses and statements of additional information for the Trust's other Portfolios. Each statutory prospectus contains revised disclosure in accordance with the recent amendments to Form N-1A. Given the extent of the changes to the Portfolio's statutory prospectuses, they have not been marked to show changes.

         The Trust is used as an underlying investment vehicle by a large number of variable annuity and variable life products offered by Metropolitan Life Insurance Company and its affiliates. These variable insurance products have a huge customer base. Due to the large volume of prospectuses to be printed, we have filed the Amendment as early as possible so that we may review comments from the staff of the SEC Division of Investment Management (the "Staff") in time to meet our prospectus print deadlines.

         In order to assure that we can consider all comments of the Staff, we respectfully request that that the Staff review the Amendment and communicate any comments by March 10, 2010. A courtesy copy of this Amendment will be sent to the examiner assigned to review it.

         This Amendment also contains appropriate exhibits. Updates to certain information for the Trust's Portfolios will be included in a Rule 485(b) amendment.

         Any questions or comments with respect to this Amendment may be directed to the undersigned at (202) 775-1205.

                                                 Very truly yours,

                                                 /s/Robert N. Hickey, Esq.
                                                 -------------------------
                                                 Robert N. Hickey, Esq.

Enclosures

cc:      Elizabeth M. Forget
         Jeff Bernier
         Bryan Anderson
         Jack Connolly, Esq.
         Michael Lawlor, Esq.
         Francine Hayes
         Adnani Johari